Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Debt [Abstract]
Long-term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2023	Current	Non-current	December 31, 2022	Current	Non-current

Nordea Bank secured term loan	$19,167	$3,334	$15,833	$20,663	$3,740	$16,923
Piraeus Bank secured term loans	-	-	-	67,584	9,048	58,536
Alpha Bank secured term loans	36,050	4,200	31,850	40,250	4,200	36,050
less unamortized deferred financing costs	(331)	(107)	(224)	(822)	(242)	(580)
Total debt, net of deferred financing costs	$54,886	$7,427	$47,459	$127,675	$16,746	$110,929

Maturities of Debt Facilities
As at December 31, 2023, the maturities of the drawn portions of the debt facilities described above, are as follows:

Principal Repayment
Year 1	$7,533
Year 2	7,533
Year 3	7,533
Year 4	26,783
Year 5	5,835
Total	$55,217